Schedule of revenue (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Gross revenue	$ 1,854,776	$ 3,100,812	$ 4,282,726
Less: Discounts and rebate	(5,267)	(10,451)	(92,888)
Net revenue	$ 1,849,509	$ 3,090,361	$ 4,189,838